SCHEDULE OF STOCK OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, beginning balance		11,090,540		14,355,570
Weighted average exercise price, outstanding | $ / shares	$ 0.68		$ 0.61
Weighted average remaining contractual term, outstanding				7 days	3 months 7 days
Aggregate intrinsic value, outstanding beginning balance | ¥
Number of shares, granted
Weighted average exercise price, granted | $ / shares
Number of shares, forfeited
Weighted average exercise price, forfeited | $ / shares
Number of shares, exercised
Weighted average exercise price, exercised | $ / shares
Number of shares, expired		(11,090,540)		(3,265,030)
Weighted average exercise price, expired | $ / shares	0.68		0.37
Number of shares outstanding, ending balance				11,090,540	14,355,570
Weighted average exercise price, outstanding | $ / shares			$ 0.68
Aggregate intrinsic value, outstanding ending balance | ¥
Number of shares, Vested and expected to vest
Number of shares, Exercisable